Consolidated Statements of Income kr in Thousands	12 Months Ended
	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 $ / shares
Condensed Consolidated Statements of Income
Net sales	kr 229,347		kr 874		kr 184,829
Research and development expenses	(357,485)		(241,371)		(149,826)
Administrative and selling expenses	(390,232)		(141,724)		(62,882)
Other operating income	259		2,501		4,385
Other operating expenses	(6,344)				(4,525)
Operating loss	(524,456)		(379,720)		(28,019)
Financial income	20,336		547		926
Financial expenses	(9,253)		(56,978)		(5,408)
Loss before income tax	(513,373)		(436,151)		(32,501)
Income tax expense	3,836		(360)		(77)
Loss for the year	(509,537)		(436,511)		(32,578)
Attributable to:
Equity holders of the Parent Company	(500,293)		(433,494)		kr (32,578)
Non-controlling interests	kr (9,244)		kr (3,017)
Loss per share
Before and after dilution to ordinary equity holders of the Parent Company | $ / shares		$ (9.84)		$ (9.66)		$ (0.88)